SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
The below shows the pro forma effect to the Company’s balance sheet of the purchase of the homes if the subsequent events had occurred as of December 31, 2013:

Reven Housing REIT, Inc and Subsidiaries Unaudited Pro Forma Condensed Balance Sheet	December 31, 2013	Pro Forma Adjustments		December 31, 2013 Pro Forma Adjustments
ASSETS
Residential homes, net of accumulated depreciation	$12,502,435	$1,597,663	(a)	$14,100,098
Cash	2,134,510	(1,541,371	)(a)	593,139
Rents and other receivables	10,053	—		10,053
Escrow deposits and prepaid expenses	151,128	3,662	(a)	154,790
Deferred stock issuance costs	35,000	—		35,000
Total Assets	$14,833,126	$59,954		$14,893,080
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	$347,179	$41,144	(a)	$388,323
Security deposits	156,985	18,810	(a)	175,795
Total Liabilities	504,164	59,954		564,118
Stockholders' Equity
Common stock	87,861	—		87,861
Additional paid-in capital	15,953,180	—		15,953,180
Accumulated deficit	(1,712,079)	—		(1,712,079)
Total Stockholders' Equity	14,328,962	—		14,328,962
Total Liabilities and Stockholders' Equity	$14,833,126	$59,954		$14,893,080

(a)	Acquisition of 18 single family homes for cash, allocation of purchase price and recognition of liabilities assumed.